FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments [text block]
	December 31
	2021	2020
	USD thousands

Derivatives presented under current assets
Forward exchange contracts used for hedging	947	836

Derivatives presented under non-current assets
Forward exchange contracts used for hedging	241	1,335

Total	1,188	2,171

Disclosure of credit risk exposure [text block]
	December 31
	2021	2020
	USD thousands

Cash and cash equivalents	367,717	97,463
Trade receivables, net (a)	165,063	153,544
Other receivables	4,076	2,379
Long term deposit	431	499
Long term receivables	241	1,335

	537,528	255,220

Disclosure of allowance for credit losses [text block]
	Allowance for Doubtful debts
	2021	2020
	USD thousands

Balance at January 1	9,036	22,376
Business combination	-	1,201
Allowance for doubtful debts expenses	4,958	(1,091)
Write-off	(93)	(13,397)
Exchange rate difference	(31)	(53)

Balance at December 31	13,870	9,036

Disclosure of sensitivity analysis
	2021		2020
GBP/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	(2,587)	2,587	(2,853)	2,853
Increase / (Decrease) in Shareholders’ Equity	(379)	379	528	(528)

	2021		2020
NIS/USD	+10%	-10%	+10%	-10%
	USD thousands

Profit / (Loss)	(721)	721	(387)	387
Increase / (Decrease) in Shareholders’ Equity	(721)	721	(387)	387